Annual Fund Operating Expenses - Defiance DRAM & Memory ETF - Defiance DRAM & Memory ETF Class	Aug. 13, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.29%
Fee Waiver or Reimbursement	(0.29%)
Net Expenses (as a percentage of Assets)	0.00%	[2]

[1]	Estimated for the current fiscal year.
[2]	The Fund’s investment adviser, Defiance ETFs, LLC (“Defiance” or the “Adviser”), has contractually agreed to waive its entire management fee for at least twelve months from the Fund’s commencement of operations (the “Fee Waiver Period”), unless terminated sooner by, or with the consent of, the Fund’s Board of Trustees. As a result, the Fund’s management fee is effectively 0.00% during the Fee Waiver Period.